BUSINESS COMBINATION - Livramento Holding (Details) $ in Thousands			12 Months Ended
	Dec. 28, 2017 USD ($) EquityInstruments	Dec. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
LIVRAMENTO
BUSINESS COMBINATION
Number of shares transferred | EquityInstruments	20,481,425
Percentage of voting equity interests acquired	78.00%
Acquisition-date fair value of total consideration transferred
Estimated fair value of prior interest before business combination	$ 24,355
Advances for capital increase	(6,126)
Share swap	1,717
Estimated fair value at the time of acquistion (78%)	32,197
Minority interest (22%)	9,081
Total amount of the investment	41,279
Recognized amounts of identifiable assets acquired and liabilities assumed Cash and cash
Cash and cash equivalents	4,319
Accounts receivable	1,809
Recoverable Taxes	2,974
Other accounts receivable	(80)
Tied funds	(3,028)
PP&E	(151,221)
Loans and financing	(42,059)
Accounts payable to suppliers	(7,233)
Tax obligations	(2,923)
Other accounts payable	(69,937)
Total identifiable net assets	41,279
ELETROSUL
BUSINESS COMBINATION
Proportion of ownership interest in subsidiary			99.88%	99.91%
ELETROSUL | LIVRAMENTO
BUSINESS COMBINATION
Advance for capital increase	$ 6,126
Proportion of ownership interest in subsidiary	73.84%	59.00%